Revenues (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Summary of Disaggregation of Revenue by Geographic Area, Business Unit and Products and Services Categories

The information sets below described the disaggregation of revenue by geographic area, business unit and products and services categories in which the Company operates. The timing in which the revenues are recognized by the business units in the Company, is mainly at the point in the time in which control of goods and services is transferred in its entirely to the customer.

							FEMSA Comercio –						FEMSA Comercio –						FEMSA Comercio –						Other
		Coca-Cola FEMSA					Proximity Division						Health Division						Fuel Division						Segments						Total
	2020		2019		2018		2020		2019		2018		2020		2019		2018		2020		2019		2018		2020		2019		2018		2020		2019		2018
By geographic areas:
Mexico and Central America (1)	Ps.	106,783	Ps.	109,249	Ps.	100,162	Ps.	179,218	Ps.	182,864	Ps.	166,040	Ps.	9,716	Ps.	8,170	Ps.	7,898	Ps.	34,292	Ps.	47,852	Ps.	46,936	Ps.	27,403	Ps.	32,217	Ps.	31,918	Ps.	357,412	Ps.	380,352	Ps.	352,954
United States (2)		—		—		—		15		—		—		—		—		—		—		—		—		12,250		—		—		12,265		—		—
South America (3)		76,832		85,223		82,180		2,044		1,946		1,418		55,456		50,752		43,841		—		—		—		9,761		9,552		10,350		144,093		147,473		137,789
Venezuela		—		—		—		—		—		—		—		—		—		—		—		—		—		18		25		—		18		25
Total revenues		183,615		194,472		182,342		181,277		184,810		167,458		65,172		58,922		51,739		34,292		47,852		46,936		49,414		41,787		42,293		513,770		527,843		490,768
Consolidation adjustments		5,016		5,688		5,160		451		325		290		—		—		—		9		11		—		15,328		15,108		15,574		20,804		21,132		21,024
Consolidated revenues		178,599		188,784		177,182		180,826		184,485		167,168		65,172		58,922		51,739		34,283		47,841		46,936		34,086		26,679		26,719		492,966		506,711		469,744
By products and/or services
Products sold in the point-of-sale	Ps.	183,615	Ps.	194,472	Ps.	182,342	Ps.	181,277	Ps.	184,810	Ps.	167,458	Ps.	65,172	Ps.	58,922	Ps.	51,739	Ps.	34,292	Ps.	47,852	Ps.	46,936	Ps.	23,254	Ps.	13,198	Ps.	13,240	Ps.	487,610	Ps.	499,254	Ps.	461,715
Services revenues		—		—		—		—		—		—		—		—		—		—		—		—		26,160		28,589		29,053		26,160		28,589		29,053
Consolidation adjustments		5,016		5,688		5,160		451		325		290		—		—		—		9		11		—		15,328		15,108		15,574		20,804		21,132		21,024
Consolidated revenues		178,599		188,784		177,182		180,826		184,485		167,168		65,172		58,922		51,739		34,283		47,841		46,936		34,086		26,679		26,719		492,966		506,711		469,744
(1)

Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 320,694, Ps. 346,659 and Ps. 319,792 and during the years ended December 31, 2020,  2019 and 2018, respectively.

(2)

On May 15, 2020, the Company completed the acquisition of WAXIE Sanitary Supply (“WAXIE”) and North American Corporation (“North American”) to form a new platform within the Jan-San, Packaging and Specialized distribution industry in the United States. The platform will bring together two market leaders in this field: WAXIE And North American, with FEMSA acquiring a majority controlling interest of 89% in the combined company.

South America includes Brazil, Argentina, Colombia, Chile, Uruguay and Ecuador. South America revenues include Brazilian revenues of Ps. 62,758, Ps. 67,076 and Ps. 63,601 during the years ended December 31, 2020,  2019 and 2018, respectively. South America revenues include Colombia revenues of Ps. 14,800, Ps. 16,440 and Ps. 19,245 during the years ended December 31, 2020,  2019 and 2018, respectively. South America revenues include Argentina revenues of Ps. 5,531, Ps. 6,857 and Ps. 9,237 during the years ended December 31, 2020,  2019 and 2018, respectively. South America revenues include Chile revenues of Ps. 47,208, Ps. 45,276 and Ps. 44,576 during the years ended December 31, 2020,  2019 and 2018, respectively. South America revenues include Uruguay revenues of Ps. 3,124, Ps. 3,421 and Ps. 1,925 during the years ended December 31, 2020 and 2018, respectively. South America revenues include Ecuador revenues of Ps. 9,467 and Ps.6,539 during the years ended December 31, 2020 and 2019, respectively.